LEASE - Supplemental Cash Flow Information Related to Leases (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
LEASE
Cash paid for amounts included in measurement of lease liabilities:- Operating cash flows from finance leases	¥ (159,802)	¥ (119,396)
Cash paid for amounts included in measurement of lease liabilities:- Operating cash flows from operating leases	(62,123)	(45,312)
Cash paid for amounts included in measurement of lease liabilities:- Financing cash flows from finance leases	(78,888)	(203,911)
Non-cash information on lease liabilities arising from obtaining ROU assets- Finance leases	660,325	699,524
Non-cash information on lease liabilities arising from obtaining ROU assets- Operating leases	406,853	¥ 3,770
Cash paid for purchase of land use rights and initial direct costs	¥ 570,821